OUTSTANDING WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding			22,371,795	11,049,842	10,341,982
Weighted Average Exercise Price, Warrants Outstanding			$ 0.16	$ 0.16	$ 0.17
Exercisable, June 30, 2015			14,972,175	15,616,795	11,049,842
Exercisable, June 30, 2015			$ 0.18	$ 0.18	$ 0.16
Granted	300,000	40,000	453,380	12,256,953	707,860
Granted			$ 0.15	$ 0.15	$ 0.10
Expired/Cancelled			(240,000)	(475,000)	0
Expired/Cancelled			$ (0.20)	$ (0.15)	$ 0
Exercised			(538,000)
Exercised			$ (0.20)
Warrants Outstanding			22,047,175	22,371,795	11,049,842
Weighted Average Exercise Price, Warrants Outstanding			$ 0.15	$ 0.16	$ 0.16